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John Hancock Financial Services, Inc.

Law Sector
John Hancock Place T-30
P.O. Box 111
Boston, Massachusetts  02117-0111

VIA EDGAR
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May 6, 2003

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Room

RE  John Hancock Life Insurance Company
    Registration Statements Filed On Form N-6
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
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John Hancock Variable Life Account UV (Flex V1)                                                   #  33-63842
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John Hancock Variable Life Account UV (Flex V2)                                                   #  33-75608
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John Hancock Variable Life Account UV (Medallion Variable Life)                                   #  33-76662
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John Hancock Variable Life Account UV (Variable Estate Protection)                                #  33-64364
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John Hancock Variable Life Account UV (Variable Estate Protection Plus)                           # 333-73082
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John Hancock Variable Life Account UV (Variable Estate Protection Edge)                           # 333-73072
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John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)                       # 333-42378
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John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)                    # 333-73444
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John Hancock Variable Life Account UV (Medallion Executive Variable Life III)                     # 333-63654
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John Hancock Variable Life Account UV (Medallion Variable Life Plus, ProFunds)                    # 333-70734
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John Hancock Variable Life Account UV (Medallion Variable Life Edge, ProFunds)                    # 333-70746
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John Hancock Variable Life Account UV (Majestic Variable COLI)                                    # 333-91448
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    John Hancock Variable Life Insurance Company
    Registration Statements Filed On Form N-6
    -----------------------------------------

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John Hancock Variable Life Account S (Medallion Executive Variable Life,                           # 333-425
Medallion Executive Variable Life II, Medallion Executive Variable Life III)
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John Hancock Variable Life Account S (Majestic VUL, Majestic Variable Universal Life 98)           # 333-15075
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John Hancock Variable Life Account S (Variable Master Plan Plus)                                   #  33-79108
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John Hancock Variable Life Account S (Majestic Variable COLI)                                      # 333-60274
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John Hancock Variable Life Account S (Variable Estate Protection, Majestic Variable                # 33-64366
Estate Protection, Majestic Variable Estate Protection 98, Variable Estate Protection Plus)
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John Hancock Variable Life Account S (Variable Estate Protection Edge)                             # 333-55172
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John Hancock Variable Life Account U (Medallion Variable Life, Medallion Variable Life Plus,       #  33-76660
ProFunds)
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John Hancock Variable Life Account U (Medallion Variable Life Edge, ProFunds)                      # 333-52128
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John Hancock Variable Life Account U (eVariable Life)                                              # 333-50312
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John Hancock Variable Life Account V (Flex V1)                                                     #  33-16611
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John Hancock Variable Life Account V (Flex V2)                                                     #  33-75610
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Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Ronald J. Bocage
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Ronald J. Bocage